Related Party Transactions - Schedule of Amount Due to from Related Party (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	$ 38	$ 84
Long-term payable to related party	4,337	4,137
Accounts and other receivable from related party	45	22
Zhuhai Qianyou [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	38	84	$ 225
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Long-term payable to related party	1,179	1,125
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Long-term payable to related party	3,158	3,012
Beijing Millet Technology Co., LTD [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	$ 30	$ 5
Hao Cheng [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party			$ 85
Shenglong Zou [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	$ 9	$ 10
Chuan Wang [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	$ 6	$ 7